Deposits Scheduled Maturities of Time Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Deposits [Abstract]
Time Deposit Maturities, Next Twelve Months	$ 2,124,886
Time Deposit Maturities, Year Two	654,877
Time Deposit Maturities, Year Three	395,349
Time Deposit Maturities, Year Four	176,900
Time Deposit Maturities, Year Five	267,085
Time Deposit Maturities, Year Six	44,227
Time Deposit Maturities, Year Seven	22
Time Deposits	$ 3,663,346